Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial assets and liabilities
5	Financial assets and liabilities

Accounting policy

Measurement of financial assets and liabilities

The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs, except those measured at amortized cost maintained within a business model with the objective to obtain contractual cash flows that meet the criteria of principal and interest only.

Debt financial instruments are subsequently measured at fair value through profit or loss, amortized cost or fair value through other comprehensive income.

The classification is based on two criteria: (i) the Company’s business model for managing assets; and (ii) whether the contractual cash flows of the instruments represent only payments of principal and interest on the principal amount outstanding.

The Company recognizes its financial assets at amortized cost for financial assets that are maintained within a business model in order to obtain contractual cash flows that meet the “Principal and Interest” criteria. This category includes accounts receivable from customers, cash and cash equivalents, receivables from related parties, other financial assets and dividends and interest on equity receivable.

No remeasurement of financial assets was carried out.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

The carrying amount of financial assets and financial liabilities are as follows:

	Note	December 31, 2019	December 31, 2018
Assets
Fair value through profit or loss
Cash and cash equivalents	5.1	3,279,170	1,600,590
Marketable securities	5.2	3,115,503	4,202,835
Derivative financial instruments	5.9	3,824,410	2,548,857
Other financial assets		134,637	—

		10,353,720	8,352,282
Amortized cost
Cash and cash equivalents	5.1	5,193,104	2,021,208
Trade receivables	5.3	1,814,394	1,588,192
Receivables from related parties	5.4	173,341	135,070
Dividends receivable		23,252	27,320
Restricted cash	5.2	147,910	115,124

		7,352,001	3,886,914

Total assets		17,705,721	12,239,196

Liabilities
Amortized cost
Loans, borrowings and debentures	5.5	12,682,049	10,005,187
Leases	5.6	4,594,888	553,350
Trade payables	5.7	2,190,264	1,923,920
Dividends payable		214,104	187,415
Payables to related parties	5.4	392,458	355,971
Other financial liabilities		543,879	455,702
Preferred shareholders payable in subsidiaries	5.8	611,537	1,097,490
Tax installments—REFIS	12	213,360	216,984

		21,442,539	14,796,019
Fair value through profit or loss
Loans, borrowings and debentures	5.5	16,370,166	12,569,126
Contingent consideration		184,370	64,969
Derivative financial instruments	5.9	81,051	25,714

		16,635,587	12,659,809

Total liabilities		38,078,126	27,455,828

5.1	Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash balances, call deposits and highly liquid short-term investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value.

	December 31, 2019	December 31, 2018
Cash and bank accounts	363,084	111,410
Savings account	885,740	1,335,774
Financial investments	7,223,450	2,174,614

	8,472,274	3,621,798

Financial investments are composed as follows:

	December 31, 2019	December 31, 2018
Investment fund
Repurchase agreements	2,799,706	1,179,503
Bank certificate of deposits—CDB	479,464	421,087

	3,279,170	1,600,590

Bank investments
Repurchase agreements	1,400,735	—
Bank certificate of deposits—CDB	2,340,125	571,840
Other	203,420	2,184

	3,944,280	574,024

	7,223,450	2,174,614

The Company’s onshore financial investments are remunerated at rates around 100% of the interbank deposit certificate (“CDI”) in 2019 (100% of CDI in 2018) and offshore financial investments are remunerated at rates around 100% of Fed Funds. The sensitivity analysis on interest rate risks is in Note 21.

5.2	Marketable securities and restricted cash

Accounting policy

Marketable securities are measured and classified at fair value through profit or loss. Restricted cash are measured and classified at amortized cost, both of them with the average maturity of government bonds between two and five years, however they can be promptly redeemed and are subject to an insignificant risk of change in value.

	December 31, 2019	December 31, 2018
Marketable securities
Government security (i)	2,719,630	4,144,797
Bank certificate of deposit - CDB	125,413	58,038
Repurchase agreements	270,460	—

	3,115,503	4,202,835
Restricted cash
Investments linked to loans	86,681	31,254
Securities pledged as collateral	61,229	83,870

	147,910	115,124

(i)	Sovereign debt securities have stated interest connected to Special System for Settlement and Custody ( Sistema Especial de Liquidação e de Custódia ), or “SELIC.”

5.3	Trade receivables

Accounting policy

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

To measure the expected credit losses and trade receivables have been grouped based on shared credit risk characteristics and overdue. The provision allowance for doubtful accounts is recorded in selling expense.

Expected loss rates are based on corresponding historical credit losses suffered in the period. Historical loss rates may be adjusted to reflect current and forward-looking information regarding macroeconomic factors that affect the customers’ ability to settle the receivables. The Company identified the interest rate implied in the agreement as the most relevant factor, and consequently adjusts historical loss rates based on the expected changes in this factor.

	December 31, 2019	December 31, 2018
Domestic – Brazilian Reais ( i )	1,874,400	1,609,421
Export – Foreign currency	60,401	104,355

	1,934,801	1,713,776

Expected credit losses	(120,407)	(125,584)

	1,814,394	1,588,192

Current	1,786,095	1,545,643
Non-current	28,299	42,549

	1,814,394	1,588,192

(i)
R$622,572 (R$430,596 on December 31, 2018) is related to the unbilled revenue from the subsidiary Comgás, which refers to that part of the gas supplied in the month, whose billing have not yet been made.

The ageing of trade receivables is as follows:

	December 31, 2019	December 31, 2018
Not overdue	1,552,912	1,382,193
Overdue:
From 1 to 30 days	175,112	116,665
From 31 to 60 days	32,925	27,649
From 61 to 90 days	36,337	20,734
More than 90 days	137,515	166,535
Expected credit losses	(120,407)	(125,584)

	1,814,394	1,588,192

Changes in the expected credit losses are as follows:

At January 1, 2018	(121,052)
Provision / reversal	(4,532)
At December 31, 2018	(125,584)
Provision / reversal	5,177

At December 31, 2019	(120,407)

5.4	Related parties

Accounting policy

Sales and purchases involving related parties are made at regular market prices. The outstanding balances at year-end
are not guaranteed nor subject to interest, and they are settled in cash. There were no guarantees given or received regarding any accounts receivable or payable involving related parties. In the year ended December 31, 2019, the Company did not account for any impairment of trade receivable related to amounts owed by related parties.

a)	Summary of balances to related parties

	December 31, 2019	December 31, 2018
Current Asset
Corporate operation / Agreements
Raízen Energia S.A. (i)	50,296	38,205
Aguassanta Participações S.A.	444	29
Raízen Combustíveis S.A. (i)	7,588	6,263
Other	291	183

Total current Asset	58,619	44,680

Non-current assets
Corporate operation / Agreements
Raízen Combustíveis S.A. (i)	36,410	27,523

	36,410	27,523

Preferred shares
Raízen Energia S.A. (i)	78,304	37,470
Janus Brasil Participações S.A.	8	—

	78,312	37,470
Financial operations
Rezende Barbosa (ii)	—	23,144
Other	—	2,253

	—	25,397
Total non-current assets	114,722	90,390

Total assets	173,341	135,070

Current liabilities
Corporate operations / agreements
Raízen Energia S.A. (i)	262,612	215,582
Raízen Combustíveis S.A. (i)	127,773	136,779
Radar Propriedades Agrícolas S.A.	150	—
Other	1,923	3,610

Total liabilities	392,458	355,971

(i)
Current and
non-current
assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
(ii)
On September 13, 2019, Cosan and Rezende Barbosa entered into a Private Instrument for Settlement and Termination of Contracts and Other Covenants in which the balance of receivables was settled through the delivery of 1,908,783 and 477,196 shares of Cosan S.A. and Cosan Logística to the Company that were blocked and in custody with a Financial Institution. The equity instruments received in said instrument represent an increase in the Company’s interest of 0.48% and 0.10% in Cosan S.A. and Cosan Logística. Additionally, during the exercise in which the shares held in custody remained blocked, such shares were not entitled to any dividends received, pursuant to the agreement in effect at the time, and the amount of R$20,751 recorded as dividends payable to this shareholder was reversed against retention profit in subsidiary Cosan S.A.

b) Related party transactions

	December 31, 2019	December 31, 2018	December 31, 2017
Product sales
Raízen Energia S.A.	298,980	304,648	411,443
Raízen Combustíveis S.A	221,369	188,895	154,104
Other	7,010	15,117	8,381

	527,359	508,660	573,928
Purchase of goods / inputs
Raízen Energia S.A.	(7,010)	(3,672)	(1,347)
Raízen Combustíveis S.A	(1,240,781)	(1,205,231)	(1,006,515)

	(1,247,791)	(1,208,903)	(1,007,862)
Shared income (expense)
Raízen Energia S.A.	(71,978)	(73,105)	(70,914)

	(71,978)	(73,105)	(70,914)
Financial result
Usina Santa Luiza	(41)	(241)	(378)
Raízen Energia S.A.	—	4,100	7,727
Raízen Combustíveis S.A	5,729	—	—
Other	(5)	2,879	3

	5,683	6,738	7,352

Total	(786,727)	(766,610)	(497,496)

c) Officers’ and directors’ compensation
The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, non-cash
benefits and contributions to a post-employment defined benefit plan.

	December 31, 2019	December 31, 2018	December 31, 2017
Short-term benefits to officers and directors	88,440	86,810	76,976
Share-based payment transactions (i)	16,823	11,423	63,658
Post-employment benefits	728	476	934
Other long-term benefits	—	547	664
Benefits from termination of employment contract	—	1,193	635

	105,991	100,449	142,867

(i)	Replacement of the stock option plans to the stock-based compensation plan (Note 23).

5.5	Loans, borrowings and debentures

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred Borrowings are subsequently measured at amortized cost.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash
assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting exercise.

Financial guarantee contracts issued by the Company are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

i.   the amount of the obligation under the contract; and

ii.  the amount initially recognized less, where appropriate, cumulative amortization recognized in accordance with the revenue recognition policies.

	Interest
Description	Index	Annual interest	December 31, 2019	December 31, 2018	Maturity	Objective
With guarantee
BNDES	URTJLP	7.86%	2,213,704	2,584,347	Dec-2029	Expansion project
	Fixed	5.36%	834,039	1,055,281	Jan-2025	Expansion project
	TJ462	8.37%	144,573	316,854	Oct-2020	Investment
	Selic	6.28%	73,540	152,562	Oct-2020	Investment
	Selic	6.45%	52,031	63,852	Jun-2023	Investment
	TJLP	7.57%	83,174	107,731	Jun-2023	Investment
	TJLP	5.95%	1,667	—	Jun-2023	Investment
	Selic	13.65%	—	3,930	Sep-2020	Expansion project
	Selic	6.80%	1,118	—	Sep-2020	Expansion project
	Fixed	3.50%	1,426	2,261	Jan-2024	Expansion project
	IPCA	12.07%	1,528	2,211	Nov-2021	Expansion project
	URTJLP	7.87%	4,952	—	Mar-2022	Expansion project
Export credit agreement (ECA)	Euribor + 0.58%	0.58%	79,528	—	Sep-2026	Investment
EIB	U.S.$	3.88%	31,770	89,003	Jun-2020	Investment
	U.S.$	2.94%	29,081	54,508	Sep-2020	Investment
	U.S.$ + LIBOR	2.46%	71,129	115,581	May-2021	Investment
	U.S.$ + LIBOR	2.66%	89,336	130,402	Sep-2021	Investment
FINEP	Fixed	5.00%	—	93,309	Dec-2019	Investment

			3,712,596	4,771,832

Without guarantee
Foreign loans	GBP + Libor	1.96%	106,643	—	Dec-2022	Acquisition
	GBP + Libor	2.36%	186,604	—	Dec-2022	Acquisition
	GBP + Libor	4.37%	—	363,250	Dec-2019	Acquisition
	GBP + Libor	2.22%	150,253	199,794	Nov-2020	Acquisition
	Fixed	1.16%	3,561	—	Mar-2022	Acquisition
Export credit note (NCE)	126% of CDI	8.13%	—	514,817	Dec-2019	Exportation
	CDI + 0.80%	5.24%	512,078	—	Dec-2023	Exportation
	125% of CDI	8.06%	—	646,024	Jan-2019	Exportation
Perpetual Notes	U.S.$	8.25%	2,040,752	1,961,819	—	Acquisition
Resolution 4131	U.S.$	4.79%	20,688	39,738	Oct-2020	Working capital
	U.S.$ + Libor	3.75%	—	156,387	Feb-2020	Working capital
	U.S.$ + Libor	2.90%	81,107	—	Feb-2020	Working capital
	U.S.$	3.67%	313,493	292,172	May-2023	Working capital
	U.S.$	4.34%	—	41,033	Dec-2019	Working capital
	U.S.$	2.65%	217,537	209,987	Nov-2022	Working capital
Senior Notes Due 2023	U.S.$	5.00%	438,985	409,590	Mar-2023	Acquisition
Senior Notes Due 2027	U.S.$	7.00%	3,234,647	2,977,721	Jan-2027	Acquisition
Senior Notes Due 2024	U.S.$	7.38%	3,318,895	3,061,566	Feb-2024	Acquisition
Senior Notes Due 2024	U.S.$	5.95%	903,636	2,022,793	Sep-2024	Acquisition
Senior Notes Due 2025	U.S.$	5.88%	2,182,089	1,997,394	Jan-2025	Acquisition
Senior Notes Due 2029	Fixed	5.50%	3,071,052	—	Sep-2029	Acquisition
Commercial banks	Fixed U.S.$	—	—	15,499	Aug-2019	Working capital
Working capital	120.25% of CDI	6.53%	—	30,828	Dec-2019	Working capital
	125% of CDI	6.79%	—	5,018	Dec-2019	Working capital
	122% of CDI	7.86%	—	15,402	Dec-2019	Working capital
Bank overdrafts	125.5% of CDI	5.53%	740	—	Jan-2020	Working capital
Prepayment	U.S.$+Libor	3.64%	—	11,706	Dec-2019	Working capital
	100% Libor	2.90%	80,932	—	Nov-2021	Working capital
	100% Libor 0,76%	2.72%	40,474	—	Oct-2020	Working capital
Debentures	IGPM + 6,10%	10.59%	240,900	228,010	May-2028	Working capital
	IPCA + 5.57%	9.84%	108,133	203,613	Sep-2020	Working capital
	IPCA + 7.14%	11.47%	318,412	305,894	Dec-2020	Working capital
	IPCA + 7.48%	11.82%	286,271	275,014	Dec-2022	Working capital
	IPCA + 7.36%	11.70%	94,367	90,656	Dec-2025	Working capital
	IPCA + 5.87%	10.15%	859,996	767,638	Dec-2023	Working capital
	IPCA + 4.33%	8.54%	431,817	414,583	Oct-2024	Working capital
	IPCA + 4.68%	8.91%	570,098	—	Feb-2026	Working capital
	IPCA + 4.50%	8.72%	668,034	—	Feb-2029	Working capital
	IPCA + 3,90%	8.10%	895,249	—	Oct-2029	Working capital
	IPCA + 4,00%	8.20%	219,466	—	Oct-2029	Working capital
	106 % of CDI	5.73%	1,727,459	—	Feb-2021	Acquisition
	128 % of CDI	8.26%	—	501,064	Feb-2019	Working capital
	100% CDI + 0,50%	4.92%	2,015,251	—	Oct-2022	Working capital
	CDI + 0.90%	5.30%	—	43,471	Sep-2019	Working capital

			25,339,619	17,802,481

Consolidated Debt			29,052,215	22,574,313

Current			3,518,225	2,115,305

Non-current			25,533,990	20,459,008

The Company used the annual average rate of the Interbank Deposit Certificate (“CDI”) of 4.40% and Long-term Interest Rate (“TJLP”) of 5.57%.
Non-current
borrowings are scheduled to fall due as follows:

	December 31, 2019	December 31, 2018
13 to 24 months	1,813,849	2,113,502
25 to 36 months	3,240,861	1,310,790
37 to 48 months	2,294,198	1,201,227
49 to 60 months	5,032,388	2,429,146
61 to 72 months	2,520,671	5,783,465
73 to 84 months	456,983	2,332,961
85 to 96 months	3,821,149	475,964
Thereafter	6,353,891	4,811,953

	25,533,990	20,459,008

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2019	December 31, 2018
Brazilian reais (R$)	12,360,023	8,424,370
U.S. dollar (U.S.$)	16,165,603	13,586,899
British pound (GBP)	443,500	563,044
Euro (EUR)	83,089	—

	29,052,215	22,574,313

At December 31, 2019, all dated debts denominated in U.S. dollar, in the subsidiaries, have currency risk protection through derivatives (Note 5.9), except for perpetual notes. For the Fifth Issuance of debentures denominated in Brazilian reais
of the Comgás, a derivative operation was carried out in which its future cash flow was protected, and the Extended National Consumer Price Index (
Índice Nacional de Preços ao Consumidor Amplo
), or “IPCA,” interest rate risk was changed by percentage of the CDI.
Below are the movements that occurred for the year ended December 31, 2019:

At January 1, 2018	21,688,946

Raised	3,685,290
Repayment of principal	(5,301,421)
Payment of interest	(1,454,712)
Interest, exchange rate and fair value	3,956,210

At December 31, 2018	22,574,313
Raised	9,352,123
Repayment of principal	(4,422,026)
Payment of interest	(1,384,184)
Interest, exchange rate and fair value	2,931,989

December 31, 2019	29,052,215

a) Guarantees
Some financing agreements with the Brazilian National Economic and Social Development Bank (
Banco Nacional de Desenvolvimento Econômico e Social
), or “
BNDES
,” of the subsidiaries Comgás and Rumo, are guaranteed by bank guarantee, or by real guarantees (assets) and escrow account. On December 31, 2019, the balance of bank guarantees contracted was R$532,558 and R$1,387,627 with an average cost of 0.99% p.a. and 0.86% p.a., respectively (R$1,195,048 and R$2,475,175 as of December 31, 2018).
b) Available credit line
As of December 31, 2019, the subsidiary Rumo had available credit lines from BNDES, which were not used, in the total amount of R$ 1,946,195 (R$ 2,108,824 on December 31, 2018).
At December 31, 2019, the subsidiary Cosan S.A. had available credit lines from financial institutions AA, which were not used, in the total amount of R$ 501,000 in December 31, 2019 and 2018.
The use of these credit lines is subject to certain contractual conditions.

c) Financial covenants
Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debt	Triggers	Ratios
Debenture 3 rd Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
	Short-term indebtedness / Total indebtedness cannot exceed 0.6	0.16
Debenture 4 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
	Short-term indebtedness / Total indebtedness cannot exceed 0.6	0.16
Debenture 5 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 6 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43

Debenture 7 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 8 th Issue - Comgás	Net onerous debt / EBITDA subsidiary cannot exceed 4.00	1.43
Debenture 2 nd Issue - Cosan S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.5	1.8
Senior Notes Due 2024 – Cosan Limited	Pro forma(i) / EBITDA pro forma not higher than or equal to 3.5	2.3
Senior Notes Due 2024 – Rumo S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.0	2.2
Senior Notes Due 2025 - Rumo S.A.	Net debt / EBITDA subsidiary not higher than or equal to 4.0	2.2
Senior Notes 2027 - Cosan S.A.	Net debt (i)|(ii) / EBITDA subsidiary not higher than or equal to 3.5	1.8
Senior Notes Due 2029 – Cosan Limited	Pro forma(i) / EBITDA pro forma not higher than or equal to 3.5	2.3
BNDES – Rumo S.A.	Net Financial Debt / EBITDA subsidiary not higher than or equal 4.0x in December 2019	2.06
BNDES – Rumo S.A.	EBITDA subsidiary / Consolidated Financial Result not higher than or equal 1.40x in December 2019	2.68

(i)	Net debt and EBITDA pro forma , including joint ventures numbers;
(ii)	The effects of initial recognition of IFRS 16 are not part of triggers measures for financial covenants purposes.
For the other loans, borrowings and debentures of the Company there are no financial clauses.
At December 31, 2019, the Company and its subsidiaries were in compliance with all debt financial covenants.
d) Fair value and exposure to financial risk
The fair value of the loans is based on the discounted cash flow using its implicit discount rate. They are classified as a level 2 fair value in the hierarchy (Note 5.10) due to the use of unobservable data, including own credit risk.
The details of the Company’s exposure to risks arising from loans are shown in Note 21.

5.6	Leases

Accounting policy

Accounting policies applicable from January 1, 2019

At the beginning or in the modification of a contract, the Company assesses whether a contract is or contains a lease.

The lease liability is initially measured at the present value of lease payments that are not made on the start date, discounted at the interest rate implicit in the lease or, if that rate cannot be determined immediately, by the Company’s incremental loan rate. The Company generally uses its incremental loan rate as a discount rate.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments included in the measurement of the lease liability comprise the following:

i.   fixed payments, including fixed payments in essence;

ii.  variable lease payments that depend on index or rate, initially measured using the index or rate on the start date;

iii.   amounts expected to be paid by the lessee, in accordance with the residual value guarantees; and

iv.   the exercise price of the call option if the lessee is reasonably certain to exercise that option, and payment of fines for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease.

To determine the incremental borrowing rate, the Company:

i.   where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received;

ii.  uses a
build-up
approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Company, which does not have recent third party financing; and

iii.   makes adjustments specific to the lease, e.g. term, country, currency and security.

The Company is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.
Low-value
assets comprise IT equipment and small items of office furniture.

In determining the lease term, the Company considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

For leases of warehouses, retail stores and equipment, the following factors are normally the most relevant:

•  If there are significant penalties to terminate (or not extend), the group is typically reasonably certain to extend (or not terminate).

•  If any leasehold improvements are expected to have a significant remaining value, the Company is typically reasonably certain to extend (or not terminate).

•  Otherwise, the Company considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.

Most extension options in offices and vehicles leases have not been included in the lease liability, because the Company could replace the assets without significant cost or business disruption.

Subsequent valuation of the lease liability is at amortized cost, using the effective interest method. It is remeasured when there is a change in future lease payments resulting from a change in index or rate, if there is a change in the amounts that are expected to be paid according to the residual value guarantee, if the Company changes its valuation, an option will be exercised purchase, extension or termination or if there is an essentially fixed revised lease payment.

When the lease liability is remeasured in this way, an adjustment corresponding to the carrying amount of the right-of-use
asset is made or is recorded in the income statement if the carrying amount of the right-of-use
asset has been reduced to zero.

Accounting policies applicable before January 1, 2019

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The classification of the lease as operational or financial is determined based on an evaluation of the terms and conditions of the contracts. The Company identified the cases in which it assumes substantially all the risks and benefits of ownership of the said assets, recording such cases as a financial lease.

a)  Finance leases

Leases of property, plant and equipment that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

b)  Operating leases

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term to produce a constant periodic rate of interest on the remaining balance of the liability.

The amounts paid in advance by the Company are recorded as assets and allocated in income linearly during the term of the contract. The expenses incurred during the grace period are recorded in income and maintained as payables, being written off in proportion to the payment of current installments.

The balance sheet shows the following amounts relating to leases:

	Finance leases	Operating leases	Total
At January 1, 2018	944,138	—	944,138
Recognition of interest	144,763	—	144,763
Payment of principal	(384,752)	—	(384,752)
Payment of interest	(150,799)	—	(150,799)

At December 31, 2018	553,350	—	553,350

Initial recognition of IFRS 16	—	1,469,959	1,469,959
At January 1, 2019	553,350	1,469,959	2,023,309
Additions	—	2,777,275	2,777,275
Recognition of interest	81,982	430,982	512,964
Transfer of liabilities (i)	—	(117,428)	(117,428)
Payment of principal	(132,100)	(291,723)	(423,823)
Payment of interest	(73,641)	(175,684)	(249,325)
Contracts monetary correction	—	71,916	71,916

At December 31, 2019	429,591	4,165,297	4,594,888

Current	97,242	445,233	542,475
Non-current	332,349	3,720,064	4,052,413

	429,591	4,165,297	4,594,888

(i)	Transfer of installments under judicial discussion to lease and concessions (Note 11).
The lease agreements have varying expirations, with last due to expire in June 2049. The amounts are adjusted annually for inflation rates
(IGP-M
or IPCA) or may incur interest based on the TJLP or CDI and some contracts have renewal or purchase options that were considered in determining the classification as lease.
The Company does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the Company’s treasury function.
In addition to the payment and appropriation of interest and exchange variation highlighted in the previous tables, the following impacts on income during the year ended December 31, 2019 were recorded for other lease agreements that were not included in the measurement of lease liabilities:

December 31, 2019
Variable lease payments not included in the measurement of lease liabilities	10,691
Expenses relating to short-term leases	37,143
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	348
48,182

5.7	Trade payables

Accounting policy Trade payables are unsecured and are usually paid within 30 days of recognition.
The carrying amounts of trade and other payables are the same as their fair values, due to their short-term nature.

	December 31, 2019	December 31, 2018
Materials and service suppliers	1,356,978	1,073,227
Natural gas suppliers	815,798	838,105
Fuels and lubricants suppliers	370	1,367
Other	17,118	11,221

	2,190,264	1,923,920

Comgás, a subsidiary of the Company, has entered into natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”) and Gas Brasiliano Distribuidora S.A. (“Gas Brasiliano”) which contain the following conditions:

•	Contract with Petrobras entered into in January 2008 and due to expire in December 2021 providing for the delivery of 5.22 million m³/day of Brazilian-sourced natural gas (“Firme Nacional”).

•	Contract with Petrobras started in January 2020, effective until December 2023, and with a daily contractual amount of national gas of 4.62 million m³/day, called NMG.

•	Contract with Petrobras entered into in June 1999 and due to expire in June 2021 providing for the delivery of 8.10 million m³/day of Bolivian-sourced natural gas (“TCQ”).

•
Gas contract entered into as part of the Priority Thermoelectric Program (“PTP”) with Petrobras for the supply of 0.3 million m³/day to Ingredion Brasil Ingredientes Industriais Ltda., due to expire on March 31, 2023.

•
Contract with Gas Brasiliano entered into in April 2008 and due to expire on March 26, 2019 with a contracted average monthly volume of 0.760 million m³ and contracted annual volume of 9.12 million m³.

The contracts for the supply of natural gas, TCQ, have the price composed of two installments (molecule and transport): one indexed to a basket of fuel oils in the international market and adjusted quarterly; and another adjusted annually based on local inflation. The price of the NMG contract is indexed to Brent, with a quarterly adjustment, and the transport portion follows the same rationale as the TCQ contract, with an annual adjustment based on the
IGP-M.

5.8	Preferred shareholders payable in subsidiaries

Accounting policy

Financial liabilities are measured at amortized cost, taking into account the outstanding balance of the initial contribution, increased by interest on the principal, less dividends paid.

On June 27, 2014, the subsidiary Cosan S.A. performed a corporate reorganization and created the subsidiary Cosan Investimentos e Participações S.A. (“CIP”), to optimize its capital structure and improve its debt profile. A contribution of R$ 2,000,000 was received through two non-voting
preferred shares—Fundo de Investimentos em Participações Multisetoriais Plus II (“FIP Multisetorial”) and Razac Fundo de Investimentos em Participações (“FIP Razac”). CIP received from Cosan a 50% interest in the joint ventures, Raízen Energia and Raízen Combustíveis, and the commitments contributed were debentures and working capital financing.
The shareholders’ agreement has exit clauses, in which the Company may repurchase these interests and for the reason was recorded a financial liability and amount of R$2,000,000 plus interest minus dividends from Joint Ventures considered as repayments.
The Company will be required to pay investors if they exercise the option to sell the investment in 2021.
Below the movement of the obligation with preferred shareholders:

At January 1, 2018	1,442,680
Dividend distribution	(422,639)
Monetary variation	77,449

At December 31, 2018	1,097,490
Dividend distribution	(535,832)
Monetary variation	49,879

At December 31, 2019	611,537

5.9	Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting exercise. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

i.   hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges); or

ii.  hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other gains / (losses).

The fair values of derivative financial instruments designated in hedge relationships are disclosed below. The full fair value of a hedging derivative is classified as a non-current
asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 60% to 140%.

To protect the Company’s exposure to risk were are using observable data such as quoted prices in active markets, or discounted cash flow based on market curves, and the consolidated data are presented below:

	Notional		Fair value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Exchange rate derivatives
Forward agreements	1,542,535	907,832	(30,784)	1,719
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,633,796	2,114,926	692,642	394,497
Swap agreements (exchange and interest rate)	10,888,474	11,896,908	3,081,501	2,126,927
	13,522,270	14,011,834	3,774,143	2,521,424
Total financial instruments			3,743,359	2,523,143

Assets			3,824,410	2,548,857
Liabilities			(81,051)	(25,714)
Derivatives are only used for economic hedging purposes and not as speculative investments.
Currently the Company has adopted the hedge accounting of fair value for some its operations that both the hedging instruments and the hedged items are accounted for at fair value through profit or loss.

The effects of the foreign currency-related hedging instruments and interest rate swaps on the Company’s financial position and performance are as follows:

		Book value		Accumulated fair value adjustment
	Notional	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Loans, financing and debentures Designated items
Debenture 3rd issue—3rd series (Comgás)	79,299	(108,133)	(203,613)	(14,822)	(34,040)
Debenture 5th issue—single series (Comgás)	684,501	(859,996)	(767,638)	(90,110)	(80,532)
Senior notes 2023 (Cosan S.A.)	403,070	(438,985)	(409,590)	(99,541)	(193,295)
Senior notes 2024 (Rumo S.A.)	3,023,025	(3,318,895)	(3,061,566)	(471,159)	(689,141)
Senior notes 2025 (Rumo S.A.)	2,015,350	(2,182,089)	(1,997,394)	(295,208)	(447,674)
Senior notes 2024 (Cosan)	806,140	(903,636)	(2,022,793)	(865,908)	(1,541,898)
Total debt	7,011,385	(7,811,734)	(8,462,594)	(1,836,748)	(2,986,580)
Derivative financial instruments Hedge instruments
Debenture 3rd issue swaps—3rd series (Comgás)	(79,299)	24,842	41,286	5,510	11,488
Debenture 5th issue swaps—single series (Comgás)	(684,501)	175,262	86,679	88,583	42,248
Senior swaps notes 2023 (Cosan S.A.)	(403,070)	418,340	311,937	128,357	121,350
Senior swaps notes 2024 (Rumo S.A.)	(3,023,025)	989,022	486,944	340,264	486,944
Senior swaps notes 2025 (Rumo S.A.)	(2,015,350)	479,481	243,790	201,679	243,790
Senior swaps notes 2024 (Cosan)	(806,140)	2,156,068	1,344,589	805,312	988,806
Derivative total	(7,011,385)	4,243,015	2,515,225	1,569,705	1,894,626
Total	—	(3,568,719)	(5,947,369)	(267,043)	(1,091,954)

There is an economic relationship between the hedged item and the hedge instrument, since the terms of the interest rate and foreign exchange swap correspond to the terms of the fixed rate loan, that is, notional amount, term and payment. The Company established a 1:1 hedge ratio for hedge relationships, since the underlying risk of the interest rate and exchange rate swap is identical to the hedged risk component. To test the effectiveness of the hedge, the Company uses the discounted cash flow method and compares the changes in the fair value of the hedge instrument with the changes in the fair value of the hedged item attributable to the hedged risk.

5.10	Recognized fair value measurements

Accounting policy

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the Board.

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the treasury assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of Company’s policy, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Board. When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•  Level 1: inputs represent unadjusted quoted prices for identical instruments exchanged in active markets.

•  Level 2: inputs include directly or indirectly observable inputs (other than Level 1inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the majority of the company’s investments in securities, derivative contracts and bonds.

•  Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs). Management is required to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Specific valuation techniques used to value financial instruments include:

i.   the use of quoted market prices;

ii.  the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates. Estimated cash flows are discounted using a yield curve constructed from similar sources and which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty; this is calculated based on credit spreads derived from current credit default swap or bond prices; and

iii.   for other financial instruments we analyze discounted cash flow.

The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 5.5) is based on their quoted market price are as follows:

	Company	December 31, 2019	December 31, 2018
Senior notes 2023	Cosan S.A	101.46%	96.86%
Senior notes 2024	Rumo S.A	107.90%	104.27%
Senior notes 2024	Cosan Limited	105.18%	98.55%
Senior notes 2025	Rumo S.A.	107.27%	94.94%
Senior notes 2027	Cosan S.A.	109.18%	101.15%
Senior notes 2029	Cosan Limited	104.48%	—
Perpetual notes	Cosan S.A.	104.06%	101.21%
All of the resulting fair value estimates are included in level 2 except for a contingent consideration payable where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

				Assets and liabilities measured at fair value
		Carrying amount		December 31, 2019
	Note	December 31, 2019	December 31, 2018	Level 1	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	5.1	3,279,170	1,600,590	—	3,279,170	—	1,600,590	—
Marketable securities	5.2	3,115,503	4,202,835	—	3,115,503	—	4,202,835	—
Other financial assets		134,637	—	134,637	—	—	—	—
Derivate financial instruments	5.9	3,824,410	2,548,857	—	3,824,410	—	2,548,857	—

Total		10,353,720	8,352,282	134,637	10,219,083	—	8,352,282	—

Liabilities
Loans, borrowings and debentures		(16,370,166)	(12,569,126)	—	(16,245,132)	—	(12,569,126)	—
Contingent consideration (i)		(184,370)	(202,365)	—	(158,251)	(26,119)	(129,013)	(73,352)
Derivative financial instruments	5.9	(81,051)	(25,714)	—	(81,051)	—	(25,714)	—

Total		(16,635,587)	(12,797,205)	—	(16,484,434)	(26,119)	(12,723,853)	(73,352)

(i)
Composed of: (i) consideration payable related to the intangible asset of the contract with ExxonMobil in the amount of R$158,261 (level 2); and (ii) a variable contingent consideration payable of R$26,119 (level 3), which considers the present value of the expected payment discounted, using a risk-adjusted discount rate. The expected payment is determined considering the most likely scenario of revenues and projected EBITDA, which in turn determine the cash generation capacity. Significant unobservable inputs are the forecast annual revenue growth rate, EBITDA margin forecast and the 9.8% risk-adjusted discount rate.

The table below shows the movements in the items of level 3:

At January 1, 2018	116,134
Addition	4,242
Principal amortization	(61,847)
Interest and exchange variation	14,823

At December 31, 2018	73,352
Addition	21,206
Principal amortization	(63,686)
Interest and exchange variation	(4,753)

At December 31, 2019	26,119